Loans and advances to credit institutions - Restricted assets (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Financial instruments received as collateral	$ 68,252	$ 65,177
Financial instruments in connection with derivative transactions in organized markets
Financial assets
Financial assets pledged as collateral	6,261	4,123
Financial instrument in connection with OTC derivative transactions | Loans and advances - Credit institutions | Financial assets at amortized cost category
Financial assets
Financial assets pledged as collateral	13,234	27,954
Financial instruments in connection with repurchase agreement transactions | Loans and advances - Credit institutions | Financial assets designated at fair value through profit or loss
Financial assets
Financial instruments received as collateral	$ 58,235	$ 59,599